Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	(a)	(b)	(c)	(d)	(e)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEO’s ($)	Average Compensation Actually Paid to Non-PEO NEO’s ($)	Total Shareholder Return ($)	Net Income ($)
2024	881,422	881,422	n/a	n/a	137.14	(4,713,597)
2023	680,265	680,265	n/a	n/a	150.00	(6,929,104)

Named Executive Officers, Footnote [Text Block]
(a)	The amounts reported in this column are the amounts of total compensation reported for Mr. Haverhals, Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT’) on page 12 of this proxy statement.

Total Summary Compensation Paid Table (SCT) - column (a)		$ 881,422	$ 680,265
Compensation actually paid	[1]	$ 881,422	680,265
Adjustment To PEO Compensation, Footnote [Text Block]

Calculation of Compensation Actually Paid to PEO (column b)	2024	2023
Total Summary Compensation Paid Table (SCT) - column (a)	881,422	680,265
Less: value reported under stock awards in the SCT	-	-
Add: FV of unvested equity awards at year-end 2021	-	-
Add: FV of vested awards as of the vesting date.	-	-
Compensation actually paid	881,422	680,265

Non-PEO NEO Average Total Compensation Amount	[2]
Non-PEO NEO Average Compensation Actually Paid Amount	[3]
Total Shareholder Return Amount	[4]	137.14	150.00
Net Income (Loss) Attributable to Parent		$ (4,713,597)	$ (6,929,104)
PEO Name		Mr. Haverhals	Mr. Haverhals
Additional 402(v) Disclosure [Text Block]
(b)	The amounts reported in this column represent the amount of compensation actually paid (“CAP”) Mr. Haverhals as computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to Mr. Haverhals during the applicable year. The determination of CAP begins with the total compensation reported in the SCT, which is then adjusted by equity-based and other compensation as set forth in the following table. For equity-based awards made during the year, the recorded grant date value is replaced with the estimated year-end value. For equity-based awards made in prior years that remain unvested at year-end, the estimated change in value from the beginning to the end of the year is included. For equity-based awards made in prior years, but vested during the year, the estimated change in value from the beginning of the year to the date of vesting is included:

PEO [Member]
Pay vs Performance Disclosure [Table]
Total Summary Compensation Paid Table (SCT) - column (a)	[5]	$ 881,422	$ 680,265
PEO [Member] | Value reported under stock awards in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | FV of Unvested Equity Awards at Year-end 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | FV of Vested Awards as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The amounts reported in this column represent the amount of compensation actually paid (“CAP”) Mr. Haverhals as computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to Mr. Haverhals during the applicable year. The determination of CAP begins with the total compensation reported in the SCT, which is then adjusted by equity-based and other compensation as set forth in the following table. For equity-based awards made during the year, the recorded grant date value is replaced with the estimated year-end value. For equity-based awards made in prior years that remain unvested at year-end, the estimated change in value from the beginning to the end of the year is included. For equity-based awards made in prior years, but vested during the year, the estimated change in value from the beginning of the year to the date of vesting is included:
[2]	The amounts reported in this column represent the average of the amounts reported for the Company’s Non-CEO named executive officer’s (“NEOs”) as a group in the “Total” column of the SCT in each applicable year. There were no NEO’s at the company during 2024 and 2023, respectively.
[3]	The amounts reported in this column represent the average amount of CAP to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. Since there were no adjustments to be made for these NEO’s, the amounts actually paid are equal to the SCT amounts calculated in the previous column.
[4]	This represents the year-end value of an initial $100 investment made at the beginning of the period.
[5]	The amounts reported in this column are the amounts of total compensation reported for Mr. Haverhals, Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT’) on page 12 of this proxy statement.